Condensed Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Cash Flows [Abstract]
Net loss	$ (7,277)	$ (5,458)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	285	279
Expense of in-process research and development		179
Financial expenses related to loan from others	4,321
Share-based compensation	452	870
Decrease in other receivables	8	115
Warrants revaluation	(3,333)
Changes in operating lease right-of-use assets	(16)	(10)
Increase in trade payables	(31)	(317)
Changes in operating lease liabilities	3	9
(Decrease) increase in other payables	(347)	(437)
Net cash used in operating activities	(5,935)	(4,770)
Cash flows from investing activities:
Purchase of property, plant and equipment	(383)	(486)
Net cash used in investing activities	(383)	(486)
Cash flows from financing activities:
Proceeds from issuance of common stock
Net cash provided by financing activities
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(265)	(839)
Decrease in cash, cash equivalents and restricted cash	(6,583)	(6,095)
Cash, cash equivalents and restricted cash at the beginning of the period	14,215	17,518
Cash, cash equivalents and restricted cash at the end of the period	7,632	11,423
(1) Cash paid during the year for:
Interest	725
(2) Non-cash transactions:
Issuance of warrants	398
Exercise of warrants liability to equity	801
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	7,506	11,285
Restricted cash	126	138
Cash, cash equivalents and restricted cash	$ 7,632	$ 11,423